Related party transactions (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Revenues
Time charter revenues		$ 35,076	$ 21,670
OPERATING EXPENSES
Vessel operating expenses		(6,177)	(3,783)
Interest income from joint ventures		130	273
Interest expense and commitment fees to Höegh LNG		(7,736)	(6,406)
Financial (income) expense
Total		13,444	(1,040)
Hoegh LNG and Subsidiaries [Member]
OPERATING EXPENSES
Vessel operating expenses	[1]	(5,396)	(3,310)
Hours, travel expense and overhead and Board of Directors’ fees	[2],[3]	(1,029)	(617)
Interest income from joint ventures	[4]	128	261
Interest expense and commitment fees to Höegh LNG	[5]	(1,069)	(1,251)
Financial (income) expense
Total		4,548	6,138
Hoegh Gallant [Member]
Revenues
Time charter revenues	[6]	$ 11,914	$ 11,055

[1]	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
[2]	Board of Directors’ fees: Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
[3]	Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.
[4]	Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.
[5]	Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurs a commitment fee on the undrawn balance and interest expense on the drawn balance and a seller’s credit note to finance part of the Höegh Gallant acquisition which incurs interest expense.
[6]	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.